Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between performance and the compensation of named executive officers.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(a)	Summary Compensation Table Total our PEO($)(b)	Compensation Actually Paid to our PEO($)(c)	Average Summary Compensation Table Total for Other NEOs($)(d)	Average Compensation Actually Paid to Other NEOs($)(e)	Total Shareholder Return($)(f)	Peer Group Total Shareholder Return($)(g)	Net Income ($)(h)	Adjusted EBITDA ($M)(i)
2025	17,841,460	44,114,009	1,873,666	4,392,928	340.45	123.82	189,113,000	760
2024	17,673,893	15,859,808	1,917,970	1,842,076	154.82	103.33	20,521,000	588

(1) The dollar amounts in column (b) represent the compensation reported for Mr. Rousseau for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.

(2) The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2025
	Mr. Rousseau ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	17,841,460	1,873,666
Grant Date Fair Value of Stock Awards from SCT	(6,000,015)	(512,505)
Grant Date Fair Value of Option Awards from SCT	(5,999,997)	(512,502)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	19,114,756	1,075,321
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	15,104,889	1,043,693
Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years	4,052,916	1,425,256
Fair Value at Vesting Date of Vested Awards Granted in Current Year	—	—
Compensation Actually Paid	44,114,009	4,392,928

(3) The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. For 2024, the other NEOs were Jim Mattingly, Steven Reed, Bob Barnes, Mike McMaude and Lisa Nalley. For 2025, the other NEOs were Jim Mattingly, Jennifer Phipps, Bob Barnes, Lisa Nalley, Scott Greenwell and Jennifer Yowler.

(4) Our TSR in column (f) was determined based on the value of an initial fixed investment of $100, as of January 26, 2024, our registration date, including the reinvestment of any dividends.

(5) The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on January 26, 2024, our registration date, in the S&P 500 Health Care Services Select Industry Index.

(6) EBITDA in column (i) represents the most important financial performance measure used to link Compensation Actually Paid to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance rules).

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Relationship Between Compensation Actually Paid and Net Income

Relationship Between Compensation Actually Paid and Adjusted EBITDA

Other Relevant Financial Performance Measures

For 2025, the following list represented the most important financial performance measures we used to link Compensation Actually Paid with our financial performance:

Adjusted EBITDA
Operating Unit EBITDA
Net Revenue

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote

(3) The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. For 2024, the other NEOs were Jim Mattingly, Steven Reed, Bob Barnes, Mike McMaude and Lisa Nalley. For 2025, the other NEOs were Jim Mattingly, Jennifer Phipps, Bob Barnes, Lisa Nalley, Scott Greenwell and Jennifer Yowler.

Peer Group Issuers, Footnote	(5) The amounts shown in this column reflect the cumulative total shareholder return for each fiscal year in the table calculated in the manner prescribed by Item 201(e) of Regulation S-K and reflects the cumulative value of $100 if such amount were invested on January 26, 2024, our registration date, in the S&P 500 Health Care Services Select Industry Index.
PEO Total Compensation Amount	$ 17,841,460	$ 17,673,893
PEO Actually Paid Compensation Amount	$ 44,114,009	15,859,808
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2025
	Mr. Rousseau ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	17,841,460	1,873,666
Grant Date Fair Value of Stock Awards from SCT	(6,000,015)	(512,505)
Grant Date Fair Value of Option Awards from SCT	(5,999,997)	(512,502)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	19,114,756	1,075,321
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	15,104,889	1,043,693
Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years	4,052,916	1,425,256
Fair Value at Vesting Date of Vested Awards Granted in Current Year	—	—
Compensation Actually Paid	44,114,009	4,392,928

Non-PEO NEO Average Total Compensation Amount	$ 1,873,666	1,917,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,392,928	1,842,076
Adjustment to Non-PEO NEO Compensation Footnote

(2) The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2025
	Mr. Rousseau ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	17,841,460	1,873,666
Grant Date Fair Value of Stock Awards from SCT	(6,000,015)	(512,505)
Grant Date Fair Value of Option Awards from SCT	(5,999,997)	(512,502)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	19,114,756	1,075,321
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	15,104,889	1,043,693
Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years	4,052,916	1,425,256
Fair Value at Vesting Date of Vested Awards Granted in Current Year	—	—
Compensation Actually Paid	44,114,009	4,392,928

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and our Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted EBITDA
Tabular List, Table

For 2025, the following list represented the most important financial performance measures we used to link Compensation Actually Paid with our financial performance:

Adjusted EBITDA
Operating Unit EBITDA
Net Revenue

Total Shareholder Return Amount	$ 340.45	154.82
Peer Group Total Shareholder Return Amount	123.82	103.33
Net Income (Loss)	$ 189,113,000	$ 20,521,000
PEO Name	Mr. Rousseau	Mr. Rousseau
Adjusted EBITDA	$ 760,000,000	$ 588,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Unit EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,000,015)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,114,756
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,104,889
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,052,916
PEO | Grant Date Fair Value of Option Awards From Summary of Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,997)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(512,505)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,075,321
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,693
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,425,256
Non-PEO NEO | Grant Date Fair Value of Option Awards From Summary of Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (512,502)